Share-based payments	6 Months Ended
Dec. 31, 2025
Share-based payments [Abstract]
Share-based payments
Note 26. Share-based payments

Share-based compensation is provided to employees via rights or options to acquire shares in the Company. As described in Note 19, the Company has two share schemes in operation. Under these plans, options or performance rights which may be converted into ordinary shares have been granted to non-executive directors, senior executives, employees and a number of consultants.

The cost of these equity-settled transactions is determined by reference to the fair value at the date at which they are granted. The fair value of the options granted is determined by using the Black & Scholes option pricing model. The fair value of the performance rights granted with time-based hurdles is determined using the 10-day VWAP of the Company’s fully paid share capital, up to and including the date the performance rights are granted. For the component of performance rights based on company share price performance relative to a peer group, the fair value is determined by using a Monte Carlo model for the valuation of the performance rights subject to the relative performance hurdle and for the component of those rights subject to the business objectives, the valuation is equal to the value of the share price at grant date, multiplied by the number of shares anticipated to vest.

The cumulative expense recognised for equity-settled transactions at each reporting date reflects:

●	the extent to which the vesting period has expired, and
●	the number of awards that, in the opinion of the directors of the Company, will ultimately vest.

This opinion is formed based on the best available information at balance date. Where an equity-settled award is cancelled, the estimate is treated as if it had vested on the date of cancellation, and any expense not yet recognised for the award is recognised immediately.

Each plan is described in more detail below.

Equity Incentive Plan - established at the 2018 AGM

An Equity Incentive Plan was established following the AGM held on 31 October 2018. The purpose of the new Equity Incentive Plan (“the Plan”) is to provide eligible persons the opportunity to participate in the growth and profits of the Company, and to attract, motivate and retain their services to promote the Company’s long-term success.

Under the terms of the Plan, the Board may at its discretion invite eligible persons to participate in a grant of awards. An award may be either an option or performance right, to acquire a share in the capital of the Company in accordance with the Plan rules.

Options and performance rights issued under the terms and conditions and of the Plan are as follows:

Options

Type	Key terms	Expiry date

Non-Executive Directors
The options were issued at an exercise price equal to VWAP for the Company’s shares over the 10 trading days immediately before the date of the AGM. The options vest after 12 months and expire 60 months from the date of issue.
Tranche 2: 14 Nov 24

Performance rights - time-based

Type	Key terms	Expiry date

Retention on Employment	Agreements with recruits including vesting after 3 years. Conditional on the achievement of continuing employment.	N/A
LTI grants	42 months for 1 July 2025 (to transition to a calendar year performance period), thereafter 36 months. Conditional on the achievement of continuing employment.	N/A

Performance rights - performance-based

Type	Key terms	Expiry date

LTI grants	42 months for 1 July 2025 (to transition to a calendar year performance period), thereafter 36 months	N/A

The Board will employ discretion in assessing Project results and determining vesting of performance units; below, at or above targets:
HSE: Top quartile E, H&S and Community performance (compared to North American Mining Projects)
Construction: Construction delivery compared to schedule at FID
Growth: Measured and indicated LCE resource increased levels by 10% above July 2024 levels
Cost Control: Project spend compared to budget at FID
Share price: INR shareholder return compared to competitors

Unlike producing organisations with established operations that typically aim to deliver performance conditions tied to anticipated revenues, production levels and growth objectives, Ioneer has a single pre-production project with less certainty or control over key deliverables. Providing the Board with the discretion to assess the extent of delivery, the importance/value of the various targets delivered (or not) allows the ability to balance shareholder expectations and KMP reward, motivation and retention.

The Board will employ discretion in assessing Project results and determining the vesting of performance units; below, at or above targets (200%).

Key features include:

●	The Board may at its discretion make invitations to or grant awards to eligible persons.
●	Award means an option or a performance right to acquire a Share in the capital of the Company.
●	Eligible Persons include executive directors or executive officers of the Group, employees, contractors or consultants of the Group or any other persons.
●	A participant may not sell or assign awards.
●
Within 30 days after the vesting date in respect of a vested performance right, the Company must either allocate shares or procure payment to the participant of a cash amount equal to the market price of the shares which would have otherwise been allocated.

●	At any time during the exercise period, a participant may exercise any or all of their vested options by paying the exercise price.

Whilst there are a number of options and performance rights remaining on issue under the terms and conditions of previous schemes, no further options or rights will be issued under these pre-existing schemes which are described below.

Share Option Plan

The Group established a Share Option Plan in 2010 (and reconfirmed it at the 2016 AGM) to assist in the attraction, retention and motivation of KMP and in the retention of key consultants. Key features include:

●	Full or part time employee or consultants of the Group are eligible to participate.
●	Options issued pursuant to the plan will be issued free of charge.
●	Options are time based and there are no performance conditions.
●	Options cannot be transferred and are not quoted on the ASX.
●	Options expire if not exercised 90 days after a participant resigns from the company.
●
The exercise of the options, at grant date, shall be as the directors in their absolute discretion determine, provided the exercise price shall not be less than the weighted average of the last sale price of the Company’s shares on the ASX at the close of business on each of the 5 business days immediately preceding the date on which the directors resolve to grant the options.

●	The directors may limit the total number of options which may be exercised under the plan in any year.

Set out below are summaries of performance rights granted under the plan:

	Number of performance rights	Weighted average exercise price	Number of performance rights	Weighted average exercise price
	31-Dec-25	31-Dec-25	30-Jun-25	30-Jun-25

Outstanding at the beginning of the financial period	63,290,529	$0.24	33,882,163	$0.37
Granted	58,967,942	$0.14	63,081,077	$0.19
Vested	(32,911,441)	$0.23	(30,057,807)	$0.27
Lapsed	(12,681,185)	$0.24	(3,614,904)	$0.47

Outstanding at the end of the financial period	76,665,845	$0.16	63,290,529	$0.24

Set out below are summaries of options granted under the plan:

	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
	31-Dec-25	31-Dec-25	30-Jun-25	30-Jun-25

Outstanding at the beginning of the financial period	1,631,615	$0.19	2,938,803	$0.21
Expired	(1,631,615)	$0.19	(1,307,188)	$0.24

Outstanding at the end of the financial period	-		1,631,615